JPMorgan Active Growth ETF
Schedule of Portfolio Investments as of March 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Active Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.7%
Air Freight & Logistics — 0.5%
United Parcel Service, Inc., Class B	5,921	1,148,615
Automobiles — 3.0%
Tesla, Inc. *	36,384	7,548,225
Beverages — 0.9%
Coca-Cola Co. (The)	3,567	221,261
Constellation Brands, Inc., Class A	3,435	775,932
Monster Beverage Corp. *	25,764	1,391,514
		2,388,707
Biotechnology — 6.1%
AbbVie, Inc.	16,252	2,590,081
Alnylam Pharmaceuticals, Inc. *	6,869	1,375,998
Amgen, Inc.	7,749	1,873,321
Exact Sciences Corp. *	30,661	2,079,122
Moderna, Inc. *	1,099	168,784
Natera, Inc. *	9,704	538,766
Regeneron Pharmaceuticals, Inc. *	6,613	5,433,704
Sarepta Therapeutics, Inc. *	4,109	566,344
Seagen, Inc. *	4,054	820,813
		15,446,933
Broadline Retail — 6.6%
Amazon.com, Inc. *	132,505	13,686,442
Etsy, Inc. *	7,643	850,895
MercadoLibre, Inc. (Brazil) *	1,703	2,244,656
		16,781,993
Building Products — 1.3%
Trane Technologies plc	17,632	3,243,935
Capital Markets — 3.3%
Blackstone, Inc.	27,619	2,426,053
Charles Schwab Corp. (The)	16,224	849,813
Morgan Stanley	33,086	2,904,951
MSCI, Inc.	1,434	802,596
S&P Global, Inc.	4,003	1,380,114
		8,363,527
Chemicals — 0.2%
Sherwin-Williams Co. (The)	2,740	615,870
Commercial Services & Supplies — 0.7%
Copart, Inc. *	23,020	1,731,334
Construction & Engineering — 1.1%
AECOM	6,158	519,242
Quanta Services, Inc.	14,012	2,334,960
		2,854,202
Consumer Finance — 0.2%
Capital One Financial Corp.	5,689	547,054

JPMorgan Active Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Consumer Staples Distribution & Retail — 0.5%
Target Corp.	6,920	1,146,160
Electrical Equipment — 1.4%
AMETEK, Inc.	9,967	1,448,504
Hubbell, Inc.	4,457	1,084,433
Rockwell Automation, Inc.	3,721	1,091,927
		3,624,864
Electronic Equipment, Instruments & Components — 1.4%
Amphenol Corp., Class A	17,793	1,454,044
Jabil, Inc.	5,450	480,472
Keysight Technologies, Inc. *	3,793	612,494
Zebra Technologies Corp., Class A *	2,929	931,422
		3,478,432
Energy Equipment & Services — 0.3%
TechnipFMC plc (United Kingdom) *	46,962	641,031
Entertainment — 0.9%
Netflix, Inc. *	6,782	2,343,045
Financial Services — 2.9%
Block, Inc. *	12,610	865,676
Mastercard, Inc., Class A	15,860	5,763,683
PayPal Holdings, Inc. *	10,079	765,399
		7,394,758
Ground Transportation — 1.4%
Old Dominion Freight Line, Inc.	1,924	655,776
Uber Technologies, Inc. *	90,503	2,868,945
		3,524,721
Health Care Equipment & Supplies — 3.0%
Align Technology, Inc. *	4,377	1,462,531
Cooper Cos., Inc. (The)	3,156	1,178,324
Dexcom, Inc. *	14,935	1,735,148
Insulet Corp. *	3,047	971,871
Intuitive Surgical, Inc. *	8,904	2,274,705
		7,622,579
Health Care Providers & Services — 2.8%
CVS Health Corp.	9,765	725,637
HCA Healthcare, Inc.	6,746	1,778,785
McKesson Corp.	4,953	1,763,516
UnitedHealth Group, Inc.	5,693	2,690,455
		6,958,393
Hotels, Restaurants & Leisure — 2.7%
Airbnb, Inc., Class A *	7,778	967,583
Booking Holdings, Inc. *	533	1,413,735
Chipotle Mexican Grill, Inc. *	614	1,048,890
Hilton Worldwide Holdings, Inc.	9,247	1,302,625

JPMorgan Active Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Marriott International, Inc., Class A	10,099	1,676,838
Royal Caribbean Cruises Ltd. *	6,265	409,104
		6,818,775
Household Durables — 0.3%
Garmin Ltd.	6,868	693,119
Insurance — 0.6%
Progressive Corp. (The)	10,912	1,561,071
Interactive Media & Services — 6.1%
Alphabet, Inc., Class C *	109,392	11,376,768
Match Group, Inc. *	4,536	174,137
Meta Platforms, Inc., Class A *	16,690	3,537,278
Snap, Inc., Class A *	34,441	386,084
		15,474,267
IT Services — 1.6%
Cognizant Technology Solutions Corp., Class A	13,443	819,082
Globant SA *	4,052	664,569
MongoDB, Inc. *	6,629	1,545,352
Shopify, Inc., Class A (Canada) *	23,372	1,120,454
		4,149,457
Life Sciences Tools & Services — 1.0%
Mettler-Toledo International, Inc. *	554	847,737
Thermo Fisher Scientific, Inc.	3,125	1,801,156
		2,648,893
Machinery — 2.6%
Deere & Co.	11,245	4,642,835
Ingersoll Rand, Inc.	20,950	1,218,871
Toro Co. (The)	5,386	598,708
		6,460,414
Media — 0.9%
Trade Desk, Inc. (The), Class A *	37,488	2,283,394
Metals & Mining — 1.2%
Freeport-McMoRan, Inc.	74,492	3,047,468
Oil, Gas & Consumable Fuels — 2.3%
Cheniere Energy, Inc.	12,196	1,922,090
ConocoPhillips	24,435	2,424,196
EOG Resources, Inc.	13,305	1,525,152
		5,871,438
Personal Care Products — 0.5%
Estee Lauder Cos., Inc. (The), Class A	5,046	1,243,637
Pharmaceuticals — 1.0%
Eli Lilly & Co.	5,168	1,774,794
Royalty Pharma plc, Class A	23,662	852,542
		2,627,336

JPMorgan Active Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Professional Services — 0.5%
Equifax, Inc.	5,762	1,168,764
Semiconductors & Semiconductor Equipment — 8.4%
Advanced Micro Devices, Inc. *	31,313	3,068,987
ASML Holding NV (Registered), NYRS (Netherlands)	1,806	1,229,362
Enphase Energy, Inc. *	1,453	305,537
Entegris, Inc.	8,949	733,907
Lam Research Corp.	3,518	1,864,962
Marvell Technology, Inc.	15,419	667,643
NVIDIA Corp.	33,745	9,373,349
QUALCOMM, Inc.	11,036	1,407,973
SolarEdge Technologies, Inc. *	3,785	1,150,451
Texas Instruments, Inc.	5,149	957,765
Wolfspeed, Inc. *	5,850	379,958
		21,139,894
Software — 17.7%
Adobe, Inc. *	4,638	1,787,346
Confluent, Inc., Class A *	31,604	760,708
Crowdstrike Holdings, Inc., Class A *	4,093	561,805
HashiCorp, Inc., Class A *	9,454	276,908
HubSpot, Inc. *	4,545	1,948,669
Intuit, Inc.	8,400	3,744,972
Microsoft Corp.	75,967	21,901,286
Oracle Corp.	39,141	3,636,982
Palo Alto Networks, Inc. *	9,425	1,882,549
Salesforce, Inc. *	9,369	1,871,739
ServiceNow, Inc. *	3,031	1,408,566
Synopsys, Inc. *	7,721	2,982,236
Workday, Inc., Class A *	6,620	1,367,295
Zoom Video Communications, Inc., Class A *	9,665	713,664
		44,844,725
Specialty Retail — 3.6%
AutoZone, Inc. *	955	2,347,533
Burlington Stores, Inc. *	6,046	1,221,897
Lowe's Cos., Inc.	18,386	3,676,648
National Vision Holdings, Inc. *	7,385	139,133
Ross Stores, Inc.	7,581	804,572
Tractor Supply Co.	4,353	1,023,129
		9,212,912
Technology Hardware, Storage & Peripherals — 8.4%
Apple, Inc.	128,581	21,203,007

JPMorgan Active Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Textiles, Apparel & Luxury Goods — 0.8%
NIKE, Inc., Class B	9,408	1,153,797
Tapestry, Inc.	19,515	841,292
		1,995,089
Total Common Stocks (Cost $230,299,958)		249,848,038
Short-Term Investments — 1.3%
Investment Companies — 1.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (a) (b) (Cost $3,362,514)	3,362,514	3,362,514
Total Investments — 100.0% (Cost $233,662,472)		253,210,552
Other Assets Less Liabilities — 0.0% ^		9,094
NET ASSETS — 100.0%		253,219,646

Percentages indicated are based on net assets.

Abbreviations
NYRS	New York Registry Shares

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.

JPMorgan Active Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$253,210,552	$—	$—	$253,210,552

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an

JPMorgan Active Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2023
Security Description	Value at August 8, 2022(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2023	Shares at March 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (b) (c)	$—	$14,374,536	$11,012,022	$—	$—	$3,362,514	3,362,514	$79,252	$—

(a)	Commencement of operations was August 8, 2022.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2023.